UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blue Harbour Group, LP

Address:   646 Steamboat Rd.
           Greenwich, Connecticut 06830


Form 13F File Number: 028-11705


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Clifton S. Robbins
Title:  Chief Executive Officer
Phone:  203-422-6565

Signature,  Place,  and  Date  of  Signing:

/s/ Clifton S. Robbins             Greenwich, Connecticut             5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $      974,949
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AERCAP HOLDINGS NV           SHS            N00985106   22,871 1,480,300 SH       SOLE                   X      0    0
AKAMAI TECHNOLOGIES INC      COM            00971T101   41,268 1,169,400 SH       SOLE                   X      0    0
ALLSCRIPTS HEALTHCARE SOLUTN COM            01988P108   80,848 5,949,099 SH       SOLE                   X      0    0
BROADRIDGE FINL SOLUTIONS IN COM            11133T103   49,512 1,993,249 SH       SOLE                   X      0    0
BROCADE COMMUNICATIONS SYS I COM NEW        111621306   44,262 7,671,100 SH       SOLE                   X      0    0
CACI INTL INC                CL A           127190304  111,197 1,921,491 SH       SOLE                   X      0    0
CHICOS FAS INC               COM            168615102   94,677 5,635,526 SH       SOLE                   X      0    0
DICE HLDGS INC               COM            253017107   29,446 2,906,834 SH       SOLE                   X      0    0
EMPLOYERS HOLDINGS INC       COM            292218104   56,859 2,424,704 SH       SOLE                   X      0    0
GLOBE SPECIALTY METALS INC   COM            37954N206   42,558 3,057,300 SH       SOLE                   X      0    0
HARRIS TEETER SUPERMARKETS I COM            414585109   24,558   575,000 SH       SOLE                   X      0    0
IGATE CORP                   COM            45169U105   59,898 3,184,391 SH       SOLE                   X      0    0
ISHARES TR                   RUSSELL 2000   464287655    5,194    55,000 SH       SOLE                   X      0    0
JACK IN THE BOX INC          COM            466367109  108,099 3,125,143 SH       SOLE                   X      0    0
POWER ONE INC NEW            COM            73930R102   12,919 3,113,000 SH       SOLE                   X      0    0
PROGRESSIVE WASTE SOLUTIONS  COM            74339G101   95,276 4,504,778 SH       SOLE                   X      0    0
SAPIENT CORP                 COM            803062108   23,875 1,958,541 SH       SOLE                   X      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107   29,102   188,422 SH       SOLE                   X      0    0
VERINT SYS INC               COM            92343X100   42,530 1,163,599 SH       SOLE                   X      0    0


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